OMB Number: 3235-0675

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Citigroup Global Markets Vehicle Securities Inc.

(F/K/A SSB VeHICLE SECURITIES INC.)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1)

Date of Report (Date of filing): February 7, 2025

Commission File Number of securitizer: 025-00497

Central Index Key Number of securitizer: 0001049325

John Dahl, Citigroup Global Markets Vehicle Securities Inc., (212) 723-3716

Stephen Kudenholdt, Dentons US LLP, (212) 768-6847

Name and telephone number, including area code, of the persons to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: ____________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): __________________

Central Index Key Number of underwriter (if applicable): __________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.03	Notice of Termination of Duty to File Reports under Rule 15Ga-1

Citigroup Global Markets Vehicle Securities Inc., as securitizer, is filing this Form ABS-15G to provide notice that its obligation to file under Rule 15Ga-1(c)(2) has terminated pursuant to Rule 15Ga-1(c)(3). The last date on which payments on asset-backed securities held by non-affiliates were made was November 15, 2023.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Citigroup Global Markets Vehicle Securities Inc.

Date: February 7, 2025	/s/ John Dahl
	Name:	John Dahl
	Title:	President
(senior officer in charge of securitization of the securitizer)